ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued expenses and other current liability consist of the following:

	December 31,
	2021	2020
Accrued expenses	$2,485	$317
Tax payables	39	126
Customer credit	101	118
Accrued lease liability, current portion	420	391
Acquisition liability	—	126
Other current liabilities	37	77
Total	$3,082	$1,155